SCHEDULE OF FAIR VALUE OF WARRANT (Details)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annual dividend yield	4.2	3.88	4.41	3.11
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annual dividend yield		8.46	2.00	2.5
Expected life (years)	8 years 2 months 15 days
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annual dividend yield	164.7
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annual dividend yield	0	0.00	0.00	0.0